Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders’ Deficit [Abstract]
Schedule of Warrants
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, January 1, 2024	964,834,419	$0.03	5.00	$-
Granted	10,454,500	0.03	5.00	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Balance Outstanding, December 31, 2024	975,288,919	$0.03	4.00	$-
Granted				-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Balance Outstanding, December 31, 2025	975,288,919	$0.03	3.00	$-

Exercisable, December 31, 2025	975,288,919	$0.03	3.00	$-

Schedule of Summarized the Option Activity

The following table summarized the option activity for the years ended December 31, 2025 and 2024:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term (in years)	Value
Balance Outstanding, January 1, 2024	163,142,084	$0.004	9.62	$1,003,656
Granted	21,122,239	0.004	10.0	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2024	184,264,323	$0.004	8.68	$350,102
Granted				-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2025	184,264,323	$0.004	7.68	$1,160,865

Exercisable, December 31, 2025	184,264,323	$0.004	7.68	$1,160,865